Accounts Receivable (Details) - Schedule of Credit Loss - INR (₨) ₨ in Millions		Mar. 31, 2022	Mar. 31, 2021
Schedule of Impact on Credit Risk [Abstract]
Total accounts receivables	[1],[2]	₨ 9,530	₨ 5,524
Not Due (including unbilled receivables) [Member]
Schedule of Impact on Credit Risk [Abstract]
Total accounts receivables	[1],[2]	7,656	2,924
0-90 Days [Member]
Schedule of Impact on Credit Risk [Abstract]
Total accounts receivables	[1],[2]	360	516
90-180 Days [Member]
Schedule of Impact on Credit Risk [Abstract]
Total accounts receivables	[1],[2]	192	388
180-365 Days [Member]
Schedule of Impact on Credit Risk [Abstract]
Total accounts receivables	[1],[2]	405	421
Above 365 Days [Member]
Schedule of Impact on Credit Risk [Abstract]
Total accounts receivables	[1],[2]	₨ 917	₨ 1,275

[1]	Includes INR 1 million (US$0.0 million) and INR 162 million relating to receivables of the Company’s rooftop business being classified as Assets held for sale for the year ended March 31, 2022 and 2021 respectively. Total accounts receivable includes non-current portion.
[2]	Includes receivables of INR 3,172 million (US$ 41.8 million) in relation to claims of Safeguard duties under change in Law provisions of Power purchase agreement.